NORTHWESTERN MUTUAL SERIES FUND, INC.

720 East Wisconsin Avenue

Milwaukee, WI 53202

August 18, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

File Nos. 2-89971/811-3990

EDGAR CIK No. 0000742212

Commissioners:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933 (the “Securities Act”), we are filing this letter for the purpose of submitting an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing sets forth in eXtensible Business Reporting Language (XBRL) the information contained in the supplement filed with the Commission on August 12, 2011 pursuant to Rule 497(e) under the Securities Act, on behalf of the Registrant’s Long-Term U.S. Government Bond Portfolio.

This filing is being effected by direct transmission to the Commission’s EDGAR System. Please call the undersigned at 414-665-6137 with any questions regarding this filing.

Very truly yours,

/s/ LESLI H. MCLINDEN

Lesli H. McLinden Assistant Secretary